Provisions for non-income tax risks	3 Months Ended
Mar. 31, 2022
Provisions for non-income tax risks
Provisions for non-income tax risks
20.	Provisions for non-income tax risks

The provisions consist of probable tax risks of Lightmap Ltd of 1,381. The Group recognizes the indemnification asset in the same amount on its consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the tax authorities in Cyprus.